As filed with the Securities and Exchange Commission on January 22, 1997
                                           Registration No. 33-54681
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                     POST-EFFECTIVE AMENDMENT NO. 2 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 172

B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199 Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                Copy to:
         LEE B. SPENCER, JR., ESQ.          KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED     CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)

 ___
/  / immediately upon filing on (date) pursuant to paragraph (b);
 ___
/X / on January 31, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.

CUSIP: 63701J587R                                                    MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.
--------------------------------------------------------------------------------
                                              NATIONAL MUNICIPAL TRUST
NMT                                           Series 172
--------------------------------------------------------------------------------

The initial public offering of Units in the Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

The objectives of the Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio of long-term debt obligations issued on behalf of states, counties, municipalities, authorities and political subdivisions thereof, and territories, or possessions of the United States, and the conservation of capital. There is, of course, no guarantee that the Trust's objectives will be achieved. The value of the Units of the Trust will fluctuate with the value of the portfolio of underlying Securities. The Securities in the Trust are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of the Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See ``Schedule of Portfolio Securities'' and ``Portfolio Summary.''

                           Minimum Purchase : 1 Unit.

PUBLIC OFFERING PRICE of the Units of the Trust is equal to the aggregate bid side evaluation of the underlying Securities in the Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--``Public Offering of Units--Volume Discount.'') Units are offered at the Public Offering Price plus accrued interest. (See Part B--``Public Offering of Units.'')

--------------------------------------------------------------------------------
Sponsor:
                                                 Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                              Prospectus dated
this Prospectus for future reference                January 31, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 172
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................             A-iii
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------
This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    NATIONAL MUNICIPAL TRUST, Series 172 (the ``National Trust'' or the ``Trust'' as the context requires) is composed of interest-bearing municipal bonds (the ``Securities''). The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder). The Securities in the Trust were, as of the Date of Deposit rated in the category of ``A'' or better by Standard & Poor's Corporation or by Moody's Investors Service. (See Part B--``Bond Ratings.'')

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by the Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. In some cases, distribution on a semi-annual basis may be available. (See Part B--``Rights of Unit Holders--Distribution of Interest and Principal.'') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--``Reinvestment Program.'')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--``Public Offering of Units--Secondary Market.'' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--``Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.'')

    SPECIAL CONSIDERATIONS. An investment in Units of the Trust should be made with an understanding of the risks which an investment in fixed rate long-term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. (See Part B--``The Trust--Portfolio Summary.'') The ratings of the Securities set forth in Part A--``Schedule of Portfolio Securities'' may have declined due to, among other factors, a decline in creditworthiness of the issuer of said Securities.

    Note: In Part B ``Trustee'' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust

    The Portfolio contains 13 issues of Securities of issuers located in 13 states. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows; airport facilities: 8.8%* of the Trust; health and hospital facilities: 25.5%* of the Trust; housing facilities: 30.6%* of the Trust; lease facilities: 8.5%* of the Trust; resource recovery facilities: 8.3%* of the Trust; utility facilities: 17.3%* of the Trust; miscellaneous: 0.9%* of the Trust. The Trust is concentrated in health and hosptial and housing facilities Securities.

    The Portfolio also contains Securities representing 30.6%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954 or Section 143 of the Internal Revenue Code of 1986, as amended.
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on January 6, 1997.

    Approximately 30.6% of the Securities in the Trust also contain provisions which require the issuer to redeem such obligations at par from unused proceeds of the issue within a stated period which typically does not exceed three years from the date of issuance of such Securities.

    57.5%* of the Securities in the Trust are rated by Standard & Poor's Corporation (14.8%* being rated AAA, 17.2%* being rated AA and 25.5%* being rated A) and 42.5%* of the Securities in the Trust are rated by Moody's Investors Service (8.5%* being rated Aa, 25.7%* being rated A and 8.3%* being rated BAA). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--``Bond Ratings.'' It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Seven Securities in the Trust have been issued with an ``original issue discount.'' (See Part B--``Tax Status.'')

    Of these original issue discount bonds, approximately 2.9% of the aggregate principal amount of the Securities in the Trust (although only 0.9%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    The Sponsor's affiliate, The Prudential Investment Corporation, estimates that 58.45% of the estimated net annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (see ``Tax Status'' and ``Schedule of Portfolio Securities'').
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on January 6, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   Series 172
                             As of January 6, 1997

FACE AMOUNT OF SECURITIES......................... $11,920,000.00
NUMBER OF UNITS...................................         12,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT........................     1/12,000th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust..................................... $12,256,291.30
  Divided by 12,000 Units......................... $     1,021.36
  Plus sales charge of 5.500% of Public Offering
    Price (5.820% of net amount invested in
    Securities)................................... $        59.44
                                                   --------------
  Public Offering Price per Unit(2)(4)............ $     1,080.80
                                                   --------------
                                                   --------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE
  PER UNIT (based on bid side evaluation of
  underlying Securities, $59.44 less than Public
  Offering Price per Unit)(4)..................... $     1,021.36
                                                   --------------
                                                   --------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $5 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--97.1%; at par--0%; at a discount from par--2.9%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time.
MANDATORY TERMINATION DATE: The Trust will terminate on the date of the maturity, redemption, sale or other disposition of the last Security held in the Trust.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $4,800,000.00
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: October 12, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $65.04
  Less estimated annual expenses per Unit(3).....................................................    (2.15)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $62.89
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee (including estimated expenses and Evaluator's fee)
  per $1,000 principal amount of underlying Securities...........................................   $ 1.50
Daily Rate of Income Accrual per Unit............................................................   $.1747
Estimated Current Return (based on Public Offering Price)(5)(6)..................................    5.819%
Estimated Long-Term Return(6)....................................................................    5.371%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 5.24
Record Dates--tenth day of each month
Distribution Dates--twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of January 6, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to January 9, 1997, the expected date of settlement for the purchase of Units on January 6, 1997 was $5.07.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--``The Trust''--``Estimated Annual Income and Current Return per Unit.'')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.
                                     A-iii

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 172

We have audited the statement of financial condition and schedule of portfolio securities of the National Municipal Trust Series 172 as of September 30, 1996, and the related statements of operations and changes in net assets for the year ended September 30, 1996 and for the period from October 12, 1994 (date of deposit) to September 30, 1995. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 1996 as shown in the statement of financial condition and schedule of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 172 as of September 30, 1996 and the results of its operations and the changes in its net assets for the year ended September 30, 1996 and for the period from October 12, 1994 (date of deposit) to September 30, 1995 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

December 26, 1996
New York, New York
</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 172

                                    September 30, 1996


                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized cost
  $11,474,174 (Note (a) and Schedule of Portfolio Securities
  Notes (4) and (5))                                                       $12,154,666

Accrued interest receivable                                                    227,059

           Total                                                            12,381,725

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Cash overdraft                                                              135,644

   Accrued Trust fees and expenses
 8,001

           Total liabilities                                                   143,645

Net Assets:

   Balance applicable to 12,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus unrealized market appreciation
        of $680,492                                           $12,154,666

      Undistributed principal and net investment
        income (Note (b))                                          83,414


           Net assets                                                      $12,238,080

Net asset value per Unit ($12,238,080 divided by 12,000 Units)              $ 1,019.84

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 172

                                                                       For the period
                                                                   from October 12, 1994
                                             For the year ended      (date of deposit)
                                             September 30, 1996    to September 30, 1995

Investment income - interest                     $790,643               $ 749,124

Less Expenses:

   Trust fees and expenses                        (25,766)                (26,279)

           Total expenses                         (25,766)                (26,279)

           Investment income - net                764,877                 722,845

Net gain on investments:

   Realized gain on securities sold or redeemed       264                     -

   Unrealized market appreciation                 149,992                 530,500

           Net gain on investments                150,256                 530,500

Net increase in net assets resulting
  from operations                                $915,133              $1,253,345

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 172

                                                                       For the period
                                                                   from October 12, 1994
                                             For the year ended      (date of deposit)
                                             September 30, 1996    to September 30, 1995

Operations:

   Investment income - net                      $   764,877            $  722,845

   Realized gain on securities sold or
     redeemed                                           264                   -

   Unrealized market appreciation                   149,992               530,500

           Net increase in net assets
             resulting from operations              915,133             1,253,345

Less Distributions to Unit Holders:

   Investment income - net                         (758,520)             (674,520)

           Total distributions                     (758,520)             (674,520)

Net increase in net assets                          156,613               578,825

Net assets:

   Beginning of period (Note c)                  12,081,467            11,502,642

   End of period (including undistributed
     principal and net investment income of
     $83,414 and undistributed net investment
     income of $42,874, respectively)           $12,238,080           $12,081,467

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 172

                             September 30, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (October 12, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fee and an annual Sponsor portfolio supervision fee and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this
Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 172

                             September 30, 1996

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of each month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Unit Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of deposit (October 12, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of September 30, 1996 follows:

       Original cost to investors                               $12,076,200
       Less:  Gross underwriting commissions (sales charge)        (573,558)
       Net cost to investors                                     11,502,642
       Cost of securities sold or redeemed                          (39,735)
       Unrealized market appreciation                               680,492
       Accumulated interest accretion                                11,267
       Net amount applicable to investors                       $12,154,666

                                        A-6

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 172

                             September 30, 1996



(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                          For the period
                                                      from October 12, 1994
                                 For the year ended     (date of deposit)
                                 September 30, 1996   to September 30, 1995

       Interest income              $   65.89               $   62.43
       Expenses                         (2.15)                  (2.19)
       Investment income - net          63.74                   60.24
       Income distributions            (63.21)                 (56.21)
                                          .53                    4.03
       Realized gain on securi-
         ties sold or redeemed            .02                     -
       Unrealized market apprecia-
         tion                           12.50                   44.21
       Net increase in net asset
         value                          13.05                   48.24
       Net asset value - beginning
         of period                   1,006.79                  958.55
       Net asset value - end of
         period                     $1,019.84               $1,006.79

                                        A-7

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 172

                                          September 30, 1996

Port-                                                                                                  Optional
folio                                  Rating       Face       Coupon    Maturity   Sinking Fund       Refunding        Market
 No.      Title of Securities           <F1>       Amount       Rate       Date    Redemptions<F3>    Redemptions<F2>   Value
                                                                                                                       <F4><F5>
 1.  Regional Airport Improvement
     Corp., Facilities Lease
     Revenue Bonds, Issue of
     1991, LAXFUEL Corporation,
     (Los Angeles International
     Airport).  <F7>                    A-       $ 1,000,000   6.800%    01/01/27  01/01/23@100       01/01/02@102     $ 1,031,550

 2.  State of Hawaii, Airports
     System Revenue Bonds, Second
     Series of 1991.  <F7>              A<F6>      1,000,000   7.000     07/01/18  07/01/13@100       07/01/01@102       1,068,650

 3.  Illinois Health Facilities
     Authority, Revenue Refunding
     And Improvement Bonds Series
     1993A, (Swedish Covenant
     Hospital).                         A-         1,000,000   6.300     08/01/13  08/01/09@100       08/01/03@102       1,012,720

 4.  Massachusetts Health and
     Educational Facilities
     Authority, Revenue Bonds,
     Jordan Hospital Issue,
     Series C.                          A-         1,000,000   6.875     10/01/22  10/01/03@100       10/01/02@102       1,045,280

 5.  Northeast Maryland Waste
     Disposal Authority, Solid
     Waste Revenue Bonds, (Mont-
     gomery County Resource
     Recovery Project), Series
     1993A.  <F7>                       A<F6>      1,000,000   6.300     07/01/16  07/01/11@100       07/01/03@102       1,009,240

 6.  Maine State Housing Auth-
     ority, Mortgage Purchase
     Bonds, 1994 Series C-2. <F7>       AA-        1,000,000   6.875     11/15/23  11/15/16@100       10/04/04@102       1,035,450

 7.  North Carolina Eastern Muni-
     cipal Power Agency, Power
     System Revenue Bonds, Series
     1993 A.                            A<F6>      1,000,000   6.400     01/01/21  01/01/14@100       01/01/03@102       1,003,680

 8.  Butler Area School District,
     (Butler County, Pennsyl-
     vania), General Obligation
     Bonds, Series C of 1994.
     (MBIA Insured) <F8>                AAA          350,000   0.000     12/01/16  NONE               NONE                 108,731

 9.  Rhode Island Housing And
     Mortgage Finance Company,
     Homeownership Opportunity
     Bonds, Series 3-C.  <F7>           AA+        1,000,000   7.100     10/01/23  04/01/03@100       10/01/01@102       1,041,870

10.  Matagorda County Navigation
     District, Number One
     (Texas), 6.70% Collat-
     eralized Revenue Refunding
     Bonds, (Houston Lighting &
     Power Company Company Pro-
     ject), Series 1992A.  (AMBAC
     Insured).  <F8>                    AAA        1,000,000   6.700     03/01/27  NONE               03/01/02@102       1,086,630

11.  Utah Housing Finance Agency,
     Single Family Mortgage
     Bonds, 1994 Issue E,
     (Federally Insured or Guar-
     anteed Mortgage Loans).
     <F7>                               AAA          610,000   6.850     07/01/27  01/01/20@100       07/01/04@102         635,895


12.  Wisconsin Health and
     Educational Facilities
     Authority, Revenue Bonds,
     Series 1992, (Mercy Hospital
     of Janesville, Wisconsin,
     Inc. Project).                     A<F6>      1,000,000   6.600     08/15/22  08/15/12@100       08/15/02@102       1,022,660

                                                                  A-8

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 172
                                             (CONTINUED)

                                          September 30, 1996


Port-                                                                                                   Optional
folio                                  Rating       Face       Coupon    Maturity   Sinking Fund       Refunding        Market
 No.      Title of Securities           <F1>       Amount       Rate       Date    Redemptions<F3>    Redemptions<F2>   Value
                                                                                                                       <F4><F5>
13.  West Virginia Housing
     Development Fund, Housing
     Finance Bonds, 1992 Series
     C.  <F7>                           AA+      $ 1,000,000    7.200%   11/01/18  05/01/06@100       05/01/02@102     $ 1,052,310

                                                 $11,960,000                                                           $12,154,666

                             See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 172

                           September 30, 1996


<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of September 30, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F5> At September 30, 1996, the unrealized market appreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $680,492
       Gross unrealized market depreciation                -
       Unrealized market appreciation                  $680,492

    The amortized cost of the Securities for Federal income tax purposes was $11,474,174 at September 30, 1996.

<F6> Moody's Investors Service, Inc. rating.

<F7> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F8> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company for the Security. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.
                                  A-10

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

            The following Exhibits:

    ****EX-3.(i)  -     Restated Certificate of Incorporation of Prudential
                          Securities Incorporated dated March 29, 1993.

   *****EX-3.(ii) -     Revised By-Laws of Prudential Securities
                          Incorporated as amended through June 21, 1996.

       +EX-4      -     Trust Indenture and Agreement dated September 6,
                          1989.

       *EX-23     -     Consent of Kenny S&P Evaluation Services, a
                          division of J.J. Kenny Co., Inc. (as evaluator).

     ***EX-24     -     Powers of Attorney executed by a majority of the
                          Board of Directors of Prudential Securities
                          Incorporated.

       *Ex-27     -     Financial Data Schedule.

        Ex-99     -     Information as to Officers and Directors of
                          Prudential Securities Incorporated is
                          incorporated by reference to Schedules A and D of Form BD filed by Prudential Securities
                          Incorporated pursuant to Rules l5b1-1 and l5b3-1 under the Securities Exchange Act of 1934 (1934 Act File No. 8-16267).

      **EX-99.2   -     Affiliations of Sponsor with other investment
                          companies.

      **EX-99.3   -     Broker's Blanket Policies, Standard Form No. 39 in
                          the aggregate amount of $62,500,000.

       +EX-99.4   -     Investment Advisory Agreement.

_________________________

*     Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

*** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series, Series 172, Registration No. 33-54681.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

+ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 172 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 21st day of January, 1997.

                              NATIONAL MUNICIPAL TRUST,
                              Series 172
                                (Registrant)

                              By PRUDENTIAL SECURITIES INCORPORATED
                                    (Depositor)

                              By the following persons,* who
                                 constitute a majority of the
                                 Board of Directors of Prudential
                                 Securities Incorporated

                                 Alan D. Hogan
                                 Leland B. Paton
                                 Vincent T. Pica II
                                 Hardwick Simmons
                                 Lee B. Spencer, Jr.

                              By __/s/ Kenneth Swankie   _________
                                      (Kenneth Swankie
                                       Senior Vice President,
                                       Manager--Unit Investment
                                       Trust Department,
                                       as authorized signatory for
                                       Prudential Securities
                                       Incorporated and Attorney-
                                       in-Fact for the persons
                                       listed above)
_____________________

*     Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

            The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report dated December 26, 1996, accompanying the financial statements of the National Municipal Trust Series 172 included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

January 20, 1997
New York, New York